Long-term investments, net - Fair value of available-for-sale debt investments (Details)	6 Months Ended
Jun. 30, 2026
Long-term investments
Bond Yield	7.62%
China
Long-term investments
Risk-free interest rates	1.29%
U.S.
Long-term investments
Risk-free interest rates	4.14%